SUPPLEMENT TO THE SUMMARY PROSPECTUS
The date of this supplement is August 26, 2016.

For Certain MFS® Funds:

Effective August 26, 2016, Class R5 shares are renamed Class R6 shares.

1024555                        1                                                                                  MULTI-SUM-SUP-I-082616